Above / Below Market Acquired Charters	12 Months Ended
Dec. 31, 2023
Above Below Market Acquired Charters
Above / Below Market Acquired Charters

6. Above / Below Market Acquired Charters

During the year ended December 31, 2023, the Partnership acquired the LNG/C Amore Mio I with time charter daily rate being above the market rate for equivalent time charter prevailing at the time of acquisition (Note 5A). During the year ended December 31, 2023, the Partnership also acquired the M/V Buenaventura Express, the LNG/C Asterix I and the M/V Itajai Express with time charters attached to the vessels, with time charter daily rates being below market rates for equivalent time charters prevailing at the time of acquisitions (Note 5A). The fair value of the time charters attached to the vessels representing the difference between the time charters rates at which the vessels were fixed and the market rates for comparable charters as determined by reference to market data on the acquisition dates were recorded as “Above market acquired charters” under other non-current assets or “Below market acquired charters” under long-term liabilities in the consolidated balance sheet as of the acquisition dates respectively. The fair values of the time charters attached were determined using Level 2 inputs being market values on the acquisition dates (Note 9).

On December 15, 2023, the Partnership agreed to sell to an unaffiliated party the M/V Long Beach Express along with its time charter attached (Note 5). As a result, the partnership classified the unamortized below market acquired charter of the M/V Long Beach Express on that date as Below market acquired charter associated with vessel held for sale under current liabilities in the consolidated balance sheets.

During the year ended December 31, 2022, the Partnership acquired the M/V Manzanillo Express with time charter attached to the vessel, with time charter daily rate being at market rate for equivalent time charter prevailing at the time of acquisition (Note 5A). As a result, no above / below market acquired charter was recognized.

Above and below market acquired time charters are amortized or accreted using the straight-line method over the remaining period of the time charters acquired as a reduction or addition to time charter revenues. For the years ended December 31, 2023 and 2022 such amortization to time charter revenues for the above market acquired time charters amounted to $16,158 and $16,285, respectively. For the years ended December 31, 2023 and 2022 such accretion to time charter revenues for the below market acquired time charters amounted to $15,267 and $4,275, respectively.

The following table presents an analysis of above / below market acquired charters:

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2022	$48,605	$(14,643)
(Amortization) / accretion	(16,285)	4,275
Carrying amount as at December 31, 2022	$32,320	$(10,368)
Additions	67,227	(94,889)
(Amortization) / accretion	(16,158)	15,267
Transfer to below market acquired charter associated with vessel held for sale	—	1,447
Carrying amount as at December 31, 2023	$83,389	$(88,543)

6. Above / Below Market Acquired Charters - Continued

As of December 31, 2023, the remaining carrying amount of unamortized above / below market acquired time charters will be amortized / accreted in future years as follows:

For the year ending December 31,	Above market acquired charters	Below market acquired charters
2024	$36,256	$(16,352)
2025	28,820	(14,338)
2026	18,313	(13,004)
2027	—	(13,004)
2028	—	(13,040)
Thereafter	—	(18,805)
Total	$83,389	$(88,543)